Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Related party balances and transactions

Note 14 — Related party balances and transactions

Loans — related party

Loan related parties are as follows:

Name of Related Parties	Relationship	Nature	December 31, 2021	June 30, 2022	June 30, 2022
			RMB	RMB (Unaudited)	USD (Unaudited)
Yang Cui	Executive director of Beijing WiMi	Loan	16,100,000	14,600,000	2,175,403
Shanghai Junei Internet Co.	Under common control of Jie Zhao	Loan	71,036,490	3,853,724	574,206
Total:			87,136,490	18,453,724	2,749,609
Current portion of related party loan			20,000,000	3,853,724	574,206
Related party loan – non-current			67,136,490	14,600,000	2,175,403

The maturities schedule is as follows:

Twelve months ending June 30,	RMB	USD
2023	3,853,724	574,206
2024	14,600,000	2,175,403
Total	18,453,724	2,749,609